ACQUISITIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013 AES [Member]	Dec. 31, 2013 AquaTex [Member]
Business Acquisition [Line Items]
Schedule of Acquisitions

A summary of the purchase price consideration and related purchase price allocation are shown below:

Purchase Price:
Cash	$9,000,000
Stock	2,219,839
Working capital adjustment	2,521,628

Total Purchase Price	$13,741,467

Purchase Price Allocation:
Cash	$2,797,327
Accounts receivable	2,291,169
Net assets	5,003,667
Accounts payable and accrued liabilities	(367,881)
Intangible asset - customer list	2,380,000
Goodwill	1637,185

Total Purchase Price	$13,741,467

Purchase Price
Cash at closing	$ 250,000
Working capital adjustment - cash due	225,248
Notes	1,300,000
Stock	552,500
Total purchase price	$2,327,748

Purchase Price Allocation
Cash	$ 205,139
Accounts receivable	268,347
Prepaids	11,917
Property and equipment, net	45,120
Accounts payable	(37,921)
Accrued expenses	(15,324)
Sales tax payable	(46,910)
Goodwill	1,897,380
Total purchase price	$2,327,748

Purchase Price
Cash at closing	$ 300,000
Notes	500,000
Working capital adjustment to Notes	(21,853)
Stock	548,604
Total purchase price	$1,326,751

Purchase Price Allocation
Cash	$ 28,038
Accounts receivable	597,825
Intangible assets	227,000
Property and equipment, net	166,877
Accounts payable	(568,936)
Accrued expenses	(78,780)
Goodwill	954,727
Total purchase price	$1,326,751

Summary of Pro Forma Operation Results

Unaudited pro forma operation results for the nine months ended September 30, 2014 as though the Company had acquired Hamilton on the first day of fiscal year 2014 are set forth below.

Pro Forma
Consolidated

Revenues	$32,460,933
Cost of revenues	22,123,980

Gross profit	10,336,953

Operating expenses:
Selling, general and administrative	7,503,800

Total operating expenses	7,503,800

Income (loss) from operations	2,833,153

Other income (expense)
Loss on debt conversion	(11,063)
Interest expense, net	(2,913,347)

Loss before income taxes	(91,257)

Benefit for deferred income taxes	5,482,840

Net income	$5,391,583
Deemed dividend	(720,424)
Cumulative dividend	(101,343)

Net income attributable to common shareholders	$4,569,816

PROFORMA STATEMENT OF OPERATIONS
For the year ended December 31, 2012
(unaudited)

REVENUES	$3,071,645

COST OF REVENUES	1,776,275

GROSS PROFIT	1,295,370

OPERATING EXPENSES:
Selling, general and administrative	637,973
Professional fees	23,720

Total operating expenses	661,693

NET INCOME FROM OPERATIONS	$633,677

PROFORMA STATEMENT OF OPERATIONS
For the year ended December 31, 2013
(unaudited)

REVENUES	$16,696,334

COST OF REVENUES	12,050,906

GROSS PROFIT	4,645,428

OPERATING EXPENSES:
Selling, general and administrative	5,043,070
Professional fees	162,243

Total operating expenses	5,205,313

LOSS FROM CONTINUING OPERATIONS	(559,885)

OTHER EXPENSE
Loss on extinguishment of liability	(96,297)
Interest expense	(412,576)

NET LOSS BEFORE INCOME TAXES	(1,068,758)

PROVISION FOR INCOME TAXES	(106,357)

NET LOSS	$(1,175,115)